Investment Objectives and Goals - FT Vest Bitcoin Strategy Floor15 ETF - July	Jun. 20, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Bitcoin Strategy Floor15 ETF – July (BFJL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest Bitcoin Strategy Floor15 ETF – July (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of a reference asset which seeks to reflect generally (before fees and expenses) the performance of the price of bitcoin (the "Bitcoin Reference Instrument"), up to a predetermined upside cap of ___% (before fees and expenses) while providing a maximum loss of 15% (before fees and expenses) of Bitcoin Reference Instrument losses, over the period from July 1, 2025 through June 30, 2026.